Cover	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Entity File Number	000-23338
Entity Registrant Name	THE CASTLE GROUP, INC.
Entity Central Index Key	0000918543
Entity Tax Identification Number	99-0307845
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	500 Ala Moana Boulevard
Entity Address, Address Line Two	3 Waterfront Plaza
Entity Address, Address Line Three	Suite 555
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	(808)
Local Phone Number	524-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false